Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobiles-4.33%
Lucid Group, Inc.(b)	24,567,517	$169,270,192
Tesla, Inc.(b)	32,723,005	8,565,901,019
		8,735,171,211
Beverages-2.39%
Keurig Dr Pepper, Inc.	18,801,922	587,936,101
Monster Beverage Corp.(b)	14,019,422	805,275,600
PepsiCo, Inc.	18,452,561	3,417,783,348
		4,810,995,049
Biotechnology-3.37%
Amgen, Inc.	7,156,612	1,588,910,996
Biogen, Inc.(b)	1,938,668	552,229,580
Gilead Sciences, Inc.	16,706,701	1,287,585,446
Moderna, Inc.(b)	5,105,757	620,349,475
Regeneron Pharmaceuticals, Inc.(b)	1,445,038	1,038,317,605
Seagen, Inc.(b)	2,511,272	483,319,409
Vertex Pharmaceuticals, Inc.(b)	3,449,491	1,213,910,378
		6,784,622,889
Broadline Retail-7.79%
Amazon.com, Inc.(b)	105,931,273	13,809,200,748
eBay, Inc.	7,162,085	320,073,579
JD.com, Inc., ADR (China)	6,080,937	207,542,380
MercadoLibre, Inc. (Brazil)(b)	672,465	796,602,039
PDD Holdings, Inc., ADR (China)(b)	8,178,383	565,453,400
		15,698,872,146
Commercial Services & Supplies-0.63%
Cintas Corp.	1,362,190	677,117,405
Copart, Inc.(b)	6,394,754	583,265,513
		1,260,382,918
Communications Equipment-1.40%
Cisco Systems, Inc.	54,580,335	2,823,986,533
Consumer Staples Distribution & Retail-1.96%
Costco Wholesale Corp.	5,939,998	3,197,976,123
Dollar Tree, Inc.(b)	2,951,826	423,587,031
Walgreens Boots Alliance, Inc.	11,555,968	329,229,529
		3,950,792,683
Electric Utilities-0.98%
American Electric Power Co., Inc.	6,894,951	580,554,874
Constellation Energy Corp.	4,345,095	397,793,447
Exelon Corp.	13,321,018	542,698,274
Xcel Energy, Inc.	7,371,300	458,273,721
		1,979,320,316
Energy Equipment & Services-0.21%
Baker Hughes Co., Class A	13,559,333	428,610,516
Entertainment-2.18%
Activision Blizzard, Inc.(b)	10,529,573	887,643,004
Electronic Arts, Inc.	3,652,703	473,755,579
Netflix, Inc.(b)	5,954,013	2,622,683,186
Warner Bros Discovery, Inc.(b)	32,628,513	409,161,553
		4,393,243,322
Financial Services-0.49%
PayPal Holdings, Inc.(b)	14,943,624	997,188,030
Food Products-0.95%
Kraft Heinz Co. (The)	16,437,368	583,526,564
Mondelez International, Inc., Class A	18,240,261	1,330,444,637
		1,913,971,201
	Shares	Value
Ground Transportation-0.73%
CSX Corp.	27,230,278	$928,552,480
Old Dominion Freight Line, Inc.	1,468,657	543,035,926
		1,471,588,406
Health Care Equipment & Supplies-1.83%
Align Technology, Inc.(b)	1,024,867	362,433,966
DexCom, Inc.(b)	5,191,826	667,201,559
GE HealthCare Technologies, Inc.(b)	6,089,874	494,741,364
IDEXX Laboratories, Inc.(b)	1,111,765	558,361,736
Intuitive Surgical, Inc.(b)	4,693,078	1,604,751,091
		3,687,489,716
Hotels, Restaurants & Leisure-2.14%
Airbnb, Inc., Class A(b)	5,523,707	707,918,289
Booking Holdings, Inc.(b)	494,706	1,335,869,453
Marriott International, Inc., Class A	4,081,701	749,767,657
Starbucks Corp.	15,354,541	1,521,020,831
		4,314,576,230
Industrial Conglomerates-0.92%
Honeywell International, Inc.	8,915,838	1,850,036,385
Interactive Media & Services-11.57%
Alphabet, Inc., Class A(b)	62,516,547	7,483,230,676
Alphabet, Inc., Class C(b)	60,645,067	7,336,233,755
Meta Platforms, Inc., Class A(b)	29,629,011	8,502,933,577
		23,322,398,008
IT Services-0.22%
Cognizant Technology Solutions Corp., Class A	6,796,996	443,707,899
Life Sciences Tools & Services-0.20%
Illumina, Inc.(b)	2,117,599	397,028,637
Machinery-0.29%
PACCAR, Inc.	6,999,245	585,486,844
Media-1.63%
Charter Communications, Inc., Class A(b)	2,016,801	740,912,183
Comcast Corp., Class A	55,709,738	2,314,739,614
Sirius XM Holdings, Inc.	51,812,348	234,709,937
		3,290,361,734
Oil, Gas & Consumable Fuels-0.16%
Diamondback Energy, Inc.	2,425,416	318,602,646
Pharmaceuticals-0.28%
AstraZeneca PLC, ADR (United Kingdom)	7,927,764	567,390,069
Professional Services-1.33%
Automatic Data Processing, Inc.	5,533,291	1,216,162,029
CoStar Group, Inc.(b)	5,471,962	487,004,618
Paychex, Inc.	4,828,645	540,180,516
Verisk Analytics, Inc.	1,939,325	438,345,630
		2,681,692,793
Semiconductors & Semiconductor Equipment-18.49%
Advanced Micro Devices, Inc.(b)	21,568,706	2,456,891,300
Analog Devices, Inc.	6,715,819	1,308,308,699
Applied Materials, Inc.	11,247,331	1,625,689,223
ASML Holding N.V., New York Shares (Netherlands)	1,175,537	851,970,441
Broadcom, Inc.	5,584,108	4,843,822,802
Enphase Energy, Inc.(b)	1,835,409	307,394,299
GLOBALFOUNDRIES, Inc.(b)	7,336,448	473,787,812
Intel Corp.	55,865,348	1,868,137,237
KLA Corp.	1,837,573	891,259,656
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2023
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.	1,799,356	$1,156,733,998
Marvell Technology, Inc.	11,518,588	688,581,191
Microchip Technology, Inc.	7,304,696	654,427,715
Micron Technology, Inc.	14,657,983	925,065,307
NVIDIA Corp.	33,082,605	13,994,603,567
NXP Semiconductors N.V. (China)	3,478,992	712,080,083
ON Semiconductor Corp.(b)	5,784,431	547,091,484
QUALCOMM, Inc.	14,920,662	1,776,155,605
Texas Instruments, Inc.	12,156,910	2,188,486,938
		37,270,487,357
Software-18.66%
Adobe, Inc.(b)	6,143,752	3,004,233,291
ANSYS, Inc.(b)	1,160,593	383,309,050
Atlassian Corp., Class A(b)	2,034,277	341,372,023
Autodesk, Inc.(b)	2,868,359	586,894,935
Cadence Design Systems, Inc.(b)	3,652,325	856,543,259
Crowdstrike Holdings, Inc., Class A(b)	3,001,751	440,867,169
Datadog, Inc., Class A(b)	3,968,216	390,393,090
Fortinet, Inc.(b)	10,516,672	794,955,236
Intuit, Inc.	3,751,118	1,718,724,756
Microsoft Corp.	76,447,494	26,033,429,607
Palo Alto Networks, Inc.(b)	4,096,603	1,046,723,033
Synopsys, Inc.(b)	2,038,019	887,373,853
Workday, Inc., Class A(b)	2,759,164	623,267,556
	Shares	Value
Software-(continued)
Zoom Video Communications, Inc., Class A(b)	3,360,225	$228,092,073
Zscaler, Inc.(b)	1,943,749	284,370,479
		37,620,549,410
Specialty Retail-0.64%
O’Reilly Automotive, Inc.(b)	815,402	778,953,530
Ross Stores, Inc.	4,581,276	513,698,478
		1,292,652,008
Technology Hardware, Storage & Peripherals-12.57%
Apple, Inc.	130,609,030	25,334,233,549
Textiles, Apparel & Luxury Goods-0.31%
lululemon athletica, inc.(b)	1,636,805	619,530,693
Trading Companies & Distributors-0.22%
Fastenal Co.	7,648,465	451,182,950
Wireless Telecommunication Services-1.11%
T-Mobile US, Inc.(b)	16,071,125	2,232,279,262
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $216,239,724,860)		201,528,431,410
OTHER ASSETS LESS LIABILITIES-0.02%		31,722,329
NET ASSETS-100.00%		$201,560,153,739

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2023, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.